Loss Per Share - Summary Of Weighted Average Number Of Ordinary Shares Outstanding For Basic And Diluted EPS (Parenthetical) (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Exchange ratio	2.13	2.13	2.13